Nature of Operations and Summary of Siginificant Accounting Policies (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Feb. 09, 2021	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Loss Contingencies [Line Items]
Deferred Revenue, Revenue Recognized				$ 48,602	$ 30,169
Document Period End Date		Feb. 09, 2021
Percentage of LIFO Inventory				25.30%	25.20%
FIFO Inventory Amount				$ 16,937	$ 16,757
Interest Costs, Capitalized During Period				428	495
Interest Costs Incurred				40,279	45,015	$ 50,629
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				38,021	44,118	48,663
Income Taxes Paid, Net				92,462	64,668	85,629
Advertising Expense				12,652	10,691	10,886
Proceeds from Income Tax Refunds				4,378	2,189	$ 7,747
Revenue, Remaining Performance Obligation, Amount				$ 940,000
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification					(5,637)
Property, Plant and Equipment, Other Types [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				20 years
Minimum [Member]
Loss Contingencies [Line Items]
Finite-Lived Intangible Assets, Useful Life, Minimum				5 years
Minimum [Member] | Land Improvements [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				3 years
Minimum [Member] | Building [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				2 years
Minimum [Member] | Machinery and Equipment [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				2 years
Minimum [Member] | Computer Equipment [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				2 years
Maximum [Member]
Loss Contingencies [Line Items]
Finite-Lived Intangible Assets, Useful Life, Minimum				20 years
Maximum [Member] | Land Improvements [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				40 years
Maximum [Member] | Building [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				50 years
Maximum [Member] | Machinery and Equipment [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				20 years
Maximum [Member] | Computer Equipment [Member]
Loss Contingencies [Line Items]
Property, Plant and Equipment, Useful Life				20 years
Assets [Member]
Loss Contingencies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			$ 120,562
Equity [Member]
Loss Contingencies [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption							$ 5,637
Liability [Member]
Loss Contingencies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			$ 120,562
Expected recognition within the next year [Member]
Loss Contingencies [Line Items]
Revenue, Remaining Performance Obligation, Percentage				49.00%
Expected recognition beyond the next year [Member] [Member]
Loss Contingencies [Line Items]
Revenue, Remaining Performance Obligation, Percentage				45.00%
Accounting Standards Update 2016-01 [Member]
Loss Contingencies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1]				$ (1,970)

[1]	As a result of the adoption of ASC 2016-01 we recorded a cumulative effect adjustment to our opening fiscal 2019 retained earnings balance that increased retained earnings and decreased accumulated other comprehensive income. See Note 1 titled, "Nature of Operations and Summary of Significant Accounting Policies" for further details.